PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	June 30, 2021	December 31, 2020
Capital Equipment	$1,354,824	$1,350,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,387,035)	(1,372,798)
Net Fixed Assets	$43224	$53,432

Our Depreciation Expense for the three months ended June 30, 2021 and 2020 was $5,104 and $6,474 respectively.

Our Depreciation Expense for the six months ended June 30, 2021 and 2020 was $10,208 and $12,948 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment were comprised of the following at:

	December 31, 2020	December 31, 2019
Capital Equipment	$1,350,794	$1,350,794
Leasehold improvements	75,436	75,436
Accumulated Depreciation	(1,372,798)	(1,351,763)
Net Fixed Assets	$53,432	$74,467

Our Depreciation Expense for the years ended December 31, 2020 and 2019 was $21,035 and $29,560 respectively.

Our Property Plant and Equipment is pledged to Nations Interbanc, our line of credit.